Provisions and contingent liabilities - Movement of the provision for social responsibility (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions and contingent liabilities
Payments	$ (1,062)	$ (6)	$ (572)
Closed Items	(888)
Corrections		(1,711)
Additional provisions			888
Ending balance	14,659	16,609	18,326
Opening balance	16,609	18,326	18,010
Classification by maturity [Abstract]
Current portion	1,316	1,728	761
Non-current portion	13,343	14,881	17,565
Ending balance	$ 14,659	$ 16,609	$ 18,326